Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions
Schedule of related party transactions

	As of
	March 31,	December 31,
	2015	2014
Debt held by related parties	$1,850,000	$1,350,000
Warrants held by related parties	4,672,623	4,265,009

	Three Months Ended
	March 31,	March 31,
	2015	2014
Related party interest expense	$38,466	$94,348

	As of
	December 31,	December 31,
	2014	2013
Debt held by related parties	$1,350,000	$2,362,561
Warrants held by related parties	4,265,009	942

	Year Ended
	December 31,	December 31,
	2014	2013
Interest paid to related parties	$237,596	$125,000
Related party interest expense	$1,608,372	$120,687